UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Equity Index 500 Fund

Investor Class (PREIX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$10	0.18%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$32,214,185
Number of Portfolio Holdings	507

Portfolio Turnover Rate	1.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	12.3
Health Care	11.7
Consumer Discretionary	10.0
Communication Services	9.3
Industrials & Business Services	8.4
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.2%
NVIDIA	6.6
Apple	6.6
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.4
Berkshire Hathaway	1.6
Eli Lilly	1.6
Broadcom	1.5
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F50-053 8/24

Equity Index 500 Fund

Investor Class (PREIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Equity Index 500 Fund

I Class (PRUIX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$3	0.05%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$32,214,185
Number of Portfolio Holdings	507

Portfolio Turnover Rate	1.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	12.3
Health Care	11.7
Consumer Discretionary	10.0
Communication Services	9.3
Industrials & Business Services	8.4
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.2%
NVIDIA	6.6
Apple	6.6
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.4
Berkshire Hathaway	1.6
Eli Lilly	1.6
Broadcom	1.5
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F528-053 8/24

Equity Index 500 Fund

I Class (PRUIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Equity Index 500 Fund

Z Class (TRHZX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$32,214,185
Number of Portfolio Holdings	507

Portfolio Turnover Rate	1.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	12.3
Health Care	11.7
Consumer Discretionary	10.0
Communication Services	9.3
Industrials & Business Services	8.4
Consumer Staples	5.7
Energy	3.7
Utilities	2.3
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.2%
NVIDIA	6.6
Apple	6.6
Alphabet	4.3
Amazon.com	3.9
Meta Platforms	2.4
Berkshire Hathaway	1.6
Eli Lilly	1.6
Broadcom	1.5
JPMorgan Chase	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1251-053 8/24

Equity Index 500 Fund

Z Class (TRHZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund –
.
PRUIX Equity Index 500 Fund–
.
I Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 125.41 $ 100.94 $ 125.31 $ 99.17 $ 85.83 $ 66.80
Investment
activities
Net investment
income
(1)(2)
0.81 1.65 1.50 1.36 1.52 1.44
Net realized and
unrealized gain/
loss 18.22 24.48 (24.35) 26.74 13.77 19.27
Total from
investment
activities 19.03 26.13 (22.85) 28.10 15.29 20.71
Distributions
Net investment
income (0.83) (1.66) (1.52) (1.44) (1.55) (1.53)
Net realized gain — — — (0.52) (0.40) (0.15)
Total distributions (0.83) (1.66) (1.52) (1.96) (1.95) (1.68)
NET ASSET
VALUE
End of period $ 143.61 $ 125.41 $ 100.94 $ 125.31 $ 99.17 $ 85.83

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
15.19% 26.06% (18.28)% 28.50% 18.19% 31.23%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.18%
(4)
0.19% 0.20% 0.16% 0.19% 0.20%
Net expenses
after waivers/
payments by
Price Associates 0.18%
(4)
0.19% 0.20% 0.16% 0.19% 0.20%
Net investment
income 1.21%
(4)
1.46% 1.38% 1.21% 1.82% 1.85%
Portfolio turnover
rate 1.8% 5.8% 3.1% 3.1% 13.6% 9.3%
Net assets, end of
period (in millions) $7,995 $7,218 $5,704 $11,145 $9,002 $25,507
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 125.41 $ 100.93 $ 125.32 $ 99.16 $ 85.84 $ 66.81
Investment
activities
Net investment
income
(1)(2)
0.90 1.80 1.68 1.47 1.54 1.55
Net realized and
unrealized gain/
loss 18.22 24.49 (24.36) 26.75 13.85 19.26
Total from
investment
activities 19.12 26.29 (22.68) 28.22 15.39 20.81
Distributions
Net investment
income (0.92) (1.81) (1.71) (1.54) (1.67) (1.63)
Net realized gain — — — (0.52) (0.40) (0.15)
Total distributions (0.92) (1.81) (1.71) (2.06) (2.07) (1.78)
NET ASSET
VALUE
End of period $ 143.61 $ 125.41 $ 100.93 $ 125.32 $ 99.16 $ 85.84

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
15.26% 26.23% (18.15)% 28.63% 18.34% 31.39%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.08%
(4)
0.08% 0.08% 0.10% 0.07% 0.06%
Net expenses
after waivers/
payments by
Price Associates 0.05%
(4)
0.05% 0.05% 0.06% 0.06% 0.06%
Net investment
income 1.35%
(4)
1.60% 1.57% 1.31% 1.88% 1.99%
Portfolio turnover
rate 1.8% 5.8% 3.1% 3.1% 13.6% 9.3%
Net assets, end of
period (in millions) $9,625 $7,970 $6,020 $3,507 $3,232 $5,905
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 125.38 $ 100.90 $ 125.27 $ 99.13 $ 63.64
Investment activities
Net investment income
(2)(3)
0.93 1.86 1.71 1.54 1.40
Net realized and unrealized
gain/loss 18.21 24.48 (24.34) 26.73 36.19
Total from investment activities 19.14 26.34 (22.63) 28.27 37.59
Distributions
Net investment income (0.95) (1.86) (1.74) (1.61) (1.70)
Net realized gain — — — (0.52) (0.40)
Total distributions (0.95) (1.86) (1.74) (2.13) (2.10)
NET ASSET VALUE
End of period $ 143.57 $ 125.38 $ 100.90 $ 125.27 $ 99.13

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
15.28% 26.30% (18.11)% 28.70% 59.62%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.05%
(5)
0.05% 0.05% 0.06% 0.06%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.39%
(5)
1.65% 1.57% 1.37% 2.03%
(5)
Portfolio turnover rate 1.8% 5.8% 3.1% 3.1% 13.6%
Net assets, end of period (in
millions) $14,594 $13,269 $11,283 $19,852 $21,289
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Index 500 Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.9%
COMMUNICATION SERVICES  9.3%
Diversified Telecommunication Services  0.7%
AT&T  5,027,774 96,081
Verizon Communications  2,950,267 121,669
217,750
Entertainment  1.2%
Electronic Arts  169,918 23,675
Live Nation Entertainment (1) 98,376 9,222
Netflix (1) 302,345 204,046
Take-Two Interactive Software (1) 110,546 17,189
Walt Disney  1,278,963 126,988
Warner Bros Discovery (1) 1,540,025 11,458
392,578
Interactive Media & Services  6.7%
Alphabet, Class A  4,122,258 750,869
Alphabet, Class C  3,429,407 629,022
Match Group (1) 189,889 5,769
Meta Platforms, Class A  1,537,921 775,450
2,161,110
Media  0.5%
Charter Communications, Class A (1) 69,835 20,878
Comcast, Class A  2,745,734 107,523
Fox, Class A  171,194 5,884
Fox, Class B  91,475 2,929
Interpublic Group  265,537 7,725
News, Class A  266,306 7,342
News, Class B  79,055 2,244
Omnicom Group  137,315 12,317
Paramount Global, Class B  334,947 3,480
170,322
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  361,584 63,704
63,704
Total Communication Services 3,005,464
CONSUMER DISCRETIONARY  10.0%
Automobile Components  0.1%
Aptiv (1) 190,863 13,441
BorgWarner  167,558 5,402
18,843

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles  1.4%
Ford Motor  2,744,897 34,421
General Motors  799,684 37,153
Tesla (1) 1,945,426 384,961
456,535
Broadline Retail  3.9%
Amazon.com (1) 6,424,634 1,241,560
eBay  354,981 19,070
Etsy (1) 83,583 4,930
1,265,560
Distributors  0.1%
Genuine Parts  97,276 13,455
LKQ  185,543 7,717
Pool  27,061 8,317
29,489
Hotels, Restaurants & Leisure  1.9%
Airbnb, Class A (1) 309,858 46,984
Booking Holdings  23,799 94,280
Caesars Entertainment (1) 150,892 5,996
Carnival (1) 701,578 13,133
Chipotle Mexican Grill (1) 964,550 60,429
Darden Restaurants  83,478 12,632
Domino's Pizza  24,191 12,490
Expedia Group (1) 88,686 11,174
Hilton Worldwide Holdings  175,254 38,240
Las Vegas Sands  256,103 11,333
Marriott International, Class A  168,175 40,660
McDonald's  505,595 128,846
MGM Resorts International (1) 174,890 7,772
Norwegian Cruise Line Holdings (1)(2) 300,787 5,652
Royal Caribbean Cruises (1) 165,804 26,434
Starbucks  794,528 61,854
Wynn Resorts  66,507 5,952
Yum! Brands  198,437 26,285
610,146
Household Durables  0.4%
DR Horton  209,607 29,540
Garmin  108,268 17,639
Lennar, Class A  171,783 25,745
Mohawk Industries (1) 37,629 4,274
NVR (1) 2,224 16,877

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PulteGroup  147,564 16,247
110,322
Leisure Products  0.0%
Hasbro  92,422 5,407
5,407
Specialty Retail  1.8%
AutoZone (1) 12,197 36,153
Bath & Body Works  157,541 6,152
Best Buy  134,327 11,323
CarMax (1) 111,241 8,158
Home Depot  695,391 239,381
Lowe's  401,356 88,483
O'Reilly Automotive (1) 41,554 43,884
Ross Stores  236,381 34,351
TJX  794,360 87,459
Tractor Supply  76,482 20,650
Ulta Beauty (1) 34,166 13,184
589,178
Textiles, Apparel & Luxury Goods  0.4%
Deckers Outdoor (1) 17,862 17,289
Lululemon Athletica (1) 80,379 24,009
NIKE, Class B  849,895 64,057
Ralph Lauren  27,491 4,813
Tapestry  158,754 6,793
116,961
Total Consumer Discretionary 3,202,441
CONSUMER STAPLES  5.7%
Beverages  1.3%
Brown-Forman, Class B  128,364 5,544
Coca-Cola  2,720,282 173,146
Constellation Brands, Class A  112,849 29,034
Keurig Dr Pepper  734,029 24,517
Molson Coors Beverage, Class B  128,360 6,524
Monster Beverage (1) 495,138 24,732
PepsiCo  965,652 159,265
422,762
Consumer Staples Distribution & Retail  1.9%
Costco Wholesale  311,349 264,643
Dollar General  153,628 20,314
Dollar Tree (1) 145,070 15,489
Kroger  464,503 23,193

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sysco  352,034 25,132
Target  324,064 47,974
Walgreens Boots Alliance  497,380 6,016
Walmart  2,997,248 202,944
605,705
Food Products  0.7%
Archer-Daniels-Midland  346,170 20,926
Bunge Global  102,178 10,910
Campbell Soup  139,158 6,289
Conagra Brands  331,460 9,420
General Mills  400,694 25,348
Hershey  103,559 19,037
Hormel Foods  203,263 6,197
J M Smucker  73,599 8,025
Kellanova  185,091 10,676
Kraft Heinz  562,261 18,116
Lamb Weston Holdings  100,525 8,452
McCormick  174,315 12,366
Mondelez International, Class A  944,863 61,832
Tyson Foods, Class A  203,766 11,643
229,237
Household Products  1.2%
Church & Dwight  174,371 18,079
Clorox  86,026 11,740
Colgate-Palmolive  579,043 56,190
Kimberly-Clark  235,949 32,608
Procter & Gamble  1,656,414 273,176
391,793
Personal Care Products  0.1%
Estee Lauder, Class A  163,093 17,353
Kenvue  1,344,497 24,443
41,796
Tobacco  0.5%
Altria Group  1,204,351 54,858
Philip Morris International  1,089,831 110,433
165,291
Total Consumer Staples 1,856,584
ENERGY  3.7%
Energy Equipment & Services  0.3%
Baker Hughes  698,482 24,566
Halliburton  621,352 20,989

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Schlumberger  1,004,403 47,388
92,943
Oil, Gas & Consumable Fuels  3.4%
APA  253,287 7,457
Chevron  1,202,579 188,107
ConocoPhillips  820,353 93,832
Coterra Energy  526,612 14,045
Devon Energy  450,230 21,341
Diamondback Energy  125,702 25,164
EOG Resources  402,928 50,717
EQT  309,923 11,461
Exxon Mobil  3,147,900 362,386
Hess  193,009 28,473
Kinder Morgan  1,357,822 26,980
Marathon Oil  395,696 11,345
Marathon Petroleum  246,981 42,846
Occidental Petroleum  461,010 29,057
ONEOK  410,704 33,493
Phillips 66  297,171 41,952
Targa Resources  157,835 20,326
Valero Energy  229,159 35,923
Williams  857,844 36,458
1,081,363
Total Energy 1,174,306
FINANCIALS  12.3%
Banks  3.2%
Bank of America  4,773,774 189,853
Citigroup  1,335,307 84,739
Citizens Financial Group  327,289 11,792
Fifth Third Bancorp  476,128 17,374
Huntington Bancshares  1,004,651 13,241
JPMorgan Chase  2,015,165 407,587
KeyCorp  655,599 9,316
M&T Bank  116,032 17,563
PNC Financial Services Group  280,418 43,599
Regions Financial  645,222 12,930
Truist Financial  940,358 36,533
U.S. Bancorp  1,095,285 43,483
Wells Fargo  2,445,932 145,264
1,033,274
Capital Markets  2.8%
Ameriprise Financial  69,680 29,767

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  523,967 31,380
BlackRock  98,347 77,431
Blackstone  501,356 62,068
Cboe Global Markets  73,240 12,455
Charles Schwab  1,042,397 76,814
CME Group  253,120 49,763
FactSet Research Systems  26,355 10,760
Franklin Resources  216,518 4,839
Goldman Sachs Group  226,203 102,316
Intercontinental Exchange  402,133 55,048
Invesco  318,826 4,770
KKR  467,104 49,158
MarketAxess Holdings  26,388 5,292
Moody's  110,766 46,625
Morgan Stanley  878,765 85,407
MSCI  55,215 26,600
Nasdaq  263,965 15,907
Northern Trust  143,619 12,061
Raymond James Financial  133,171 16,461
S&P Global  224,539 100,144
State Street  215,982 15,983
T. Rowe Price Group (3) 157,542 18,166
909,215
Consumer Finance  0.5%
American Express  398,591 92,294
Capital One Financial  265,842 36,806
Discover Financial Services  176,529 23,092
Synchrony Financial  281,701 13,293
165,485
Financial Services  3.8%
Berkshire Hathaway, Class B (1) 1,270,441 516,815
Corpay (1) 49,296 13,133
Fidelity National Information Services  389,723 29,370
Fiserv (1) 410,300 61,151
Global Payments  179,069 17,316
Jack Henry & Associates  51,220 8,504
Mastercard, Class A  576,089 254,147
PayPal Holdings (1) 733,289 42,553
Visa, Class A  1,104,602 289,925
1,232,914
Insurance  2.0%
Aflac  362,330 32,360

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Allstate  184,677 29,486
American International Group  465,096 34,529
Aon, Class A  152,599 44,800
Arch Capital Group (1) 262,061 26,439
Arthur J Gallagher  151,891 39,387
Assurant  37,080 6,165
Brown & Brown  165,673 14,813
Chubb  284,654 72,610
Cincinnati Financial  108,851 12,855
Everest Group  30,104 11,470
Globe Life  59,358 4,884
Hartford Financial Services Group  210,216 21,135
Loews  126,939 9,487
Marsh & McLennan  345,796 72,866
MetLife  418,509 29,375
Principal Financial Group  153,977 12,079
Progressive  411,581 85,489
Prudential Financial  252,061 29,539
Travelers  159,431 32,419
W R Berkley  141,302 11,104
Willis Towers Watson  72,161 18,916
652,207
Total Financials 3,993,095
HEALTH CARE  11.7%
Biotechnology  1.9%
AbbVie  1,238,992 212,512
Amgen  375,535 117,336
Biogen (1) 102,466 23,754
Gilead Sciences  874,474 59,997
Incyte (1) 112,157 6,799
Moderna (1) 232,834 27,649
Regeneron Pharmaceuticals (1) 74,135 77,918
Vertex Pharmaceuticals (1) 181,219 84,941
610,906
Health Care Equipment & Supplies  2.4%
Abbott Laboratories  1,218,076 126,570
Align Technology (1) 49,417 11,931
Baxter International  351,994 11,774
Becton Dickinson & Company  202,455 47,316
Boston Scientific (1) 1,026,247 79,031
Cooper  141,252 12,331
Dexcom (1) 279,107 31,645

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Edwards Lifesciences (1) 422,751 39,050
GE HealthCare Technologies  296,301 23,088
Hologic (1) 163,724 12,157
IDEXX Laboratories (1) 58,011 28,263
Insulet (1) 49,120 9,912
Intuitive Surgical (1) 248,943 110,742
Medtronic  932,808 73,421
ResMed  102,824 19,683
Solventum (1) 96,384 5,097
STERIS  69,985 15,364
Stryker  237,827 80,921
Teleflex  33,019 6,945
Zimmer Biomet Holdings  146,257 15,873
761,114
Health Care Providers & Services  2.4%
Cardinal Health  172,349 16,945
Cencora  116,400 26,225
Centene (1) 372,956 24,727
Cigna Group  199,220 65,856
CVS Health  883,096 52,156
DaVita (1) 38,727 5,366
Elevance Health  163,021 88,334
HCA Healthcare  135,875 43,654
Henry Schein (1) 90,482 5,800
Humana  84,536 31,587
Labcorp Holdings  59,514 12,112
McKesson  91,144 53,232
Molina Healthcare (1) 40,456 12,028
Quest Diagnostics  78,238 10,709
UnitedHealth Group  645,849 328,905
Universal Health Services, Class B  42,270 7,817
785,453
Life Sciences Tools & Services  1.2%
Agilent Technologies  205,171 26,596
Bio-Rad Laboratories, Class A (1) 14,508 3,962
Bio-Techne  110,799 7,939
Charles River Laboratories International (1) 35,456 7,325
Danaher  461,617 115,335
IQVIA Holdings (1) 127,839 27,030
Mettler-Toledo International (1) 15,191 21,231
Revvity  85,570 8,973
Thermo Fisher Scientific  267,808 148,098
Waters (1) 41,023 11,902

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  51,102 16,832
395,223
Pharmaceuticals  3.8%
Bristol-Myers Squibb  1,425,262 59,191
Catalent (1) 127,257 7,156
Eli Lilly  559,836 506,864
Johnson & Johnson  1,688,394 246,776
Merck  1,778,113 220,130
Pfizer  3,963,581 110,901
Viatris  832,492 8,849
Zoetis  320,111 55,495
1,215,362
Total Health Care 3,768,058
INDUSTRIALS & BUSINESS SERVICES  8.4%
Aerospace & Defense  1.8%
Axon Enterprise (1) 48,867 14,379
Boeing (1) 404,991 73,712
General Dynamics  159,010 46,135
General Electric  768,228 122,125
Howmet Aerospace  276,210 21,442
Huntington Ingalls Industries  28,007 6,899
L3Harris Technologies  132,335 29,720
Lockheed Martin  149,763 69,954
Northrop Grumman  97,515 42,512
RTX  932,788 93,643
Textron  135,968 11,674
TransDigm Group  39,009 49,838
582,033
Air Freight & Logistics  0.4%
CH Robinson Worldwide  82,467 7,267
Expeditors International of Washington  99,094 12,366
FedEx  158,687 47,581
United Parcel Service, Class B  511,914 70,055
137,269
Building Products  0.5%
A.O. Smith  85,113 6,961
Allegion  61,790 7,300
Builders FirstSource (1) 85,626 11,852
Carrier Global  585,747 36,949
Johnson Controls International  472,053 31,377
Masco  155,707 10,381

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  159,400 52,431
157,251
Commercial Services & Supplies  0.6%
Cintas  60,430 42,317
Copart (1) 616,043 33,365
Republic Services  142,805 27,753
Rollins  194,642 9,497
Veralto  155,350 14,831
Waste Management  256,053 54,626
182,389
Construction & Engineering  0.1%
Quanta Services  102,003 25,918
25,918
Electrical Equipment  0.7%
AMETEK  161,141 26,864
Eaton  280,736 88,025
Emerson Electric  400,395 44,107
GE Vernova (1) 190,330 32,643
Generac Holdings (1) 42,527 5,623
Hubbell  37,206 13,598
Rockwell Automation  80,985 22,294
233,154
Ground Transportation  1.0%
CSX  1,370,486 45,843
JB Hunt Transport Services  56,523 9,044
Norfolk Southern  157,831 33,885
Old Dominion Freight Line  124,946 22,065
Uber Technologies (1) 1,466,488 106,584
Union Pacific  428,087 96,859
314,280
Industrial Conglomerates  0.6%
3M  389,081 39,760
Honeywell International  456,783 97,541
Roper Technologies  75,217 42,397
179,698
Machinery  1.6%
Caterpillar  343,076 114,279
Cummins  95,104 26,337
Deere  181,611 67,855
Dover  96,413 17,398
Fortive  243,917 18,074

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDEX  53,047 10,673
Illinois Tool Works  191,076 45,277
Ingersoll Rand  282,664 25,677
Nordson  38,093 8,835
Otis Worldwide  285,766 27,508
PACCAR  368,718 37,956
Parker-Hannifin  90,310 45,680
Pentair  115,851 8,882
Snap-on  36,607 9,569
Stanley Black & Decker  107,691 8,604
Westinghouse Air Brake Technologies  123,742 19,557
Xylem  169,957 23,051
515,212
Passenger Airlines  0.2%
American Airlines Group (1)(2) 457,641 5,185
Delta Air Lines  446,576 21,185
Southwest Airlines  419,109 11,991
United Airlines Holdings (1) 228,176 11,103
49,464
Professional Services  0.6%
Automatic Data Processing  288,544 68,873
Broadridge Financial Solutions  83,423 16,434
Dayforce (1)(2) 108,108 5,362
Equifax  85,957 20,841
Jacobs Solutions  87,348 12,203
Leidos Holdings  95,698 13,961
Paychex  224,472 26,613
Paycom Software  34,829 4,982
Verisk Analytics  100,092 26,980
196,249
Trading Companies & Distributors  0.3%
Fastenal  403,844 25,378
United Rentals  46,715 30,212
WW Grainger  30,841 27,826
83,416
Total Industrials & Business Services 2,656,333
INFORMATION TECHNOLOGY  32.2%
Communications Equipment  0.8%
Arista Networks (1) 177,257 62,125
Cisco Systems  2,840,688 134,961
F5 (1) 42,266 7,279

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Juniper Networks  221,054 8,060
Motorola Solutions  116,839 45,106
257,531
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  842,346 56,749
CDW  94,081 21,059
Corning  536,998 20,862
Jabil  84,179 9,158
Keysight Technologies (1) 123,256 16,855
TE Connectivity  216,969 32,639
Teledyne Technologies (1) 32,740 12,702
Trimble (1) 174,541 9,760
Zebra Technologies, Class A (1) 35,612 11,002
190,786
IT Services  1.0%
Accenture, Class A  439,780 133,434
Akamai Technologies (1) 105,578 9,510
Cognizant Technology Solutions, Class A  350,092 23,806
EPAM Systems (1) 40,027 7,530
Gartner (1) 54,436 24,445
GoDaddy, Class A (1) 98,916 13,820
International Business Machines  642,604 111,138
VeriSign (1) 61,626 10,957
334,640
Semiconductors & Semiconductor Equipment  12.0%
Advanced Micro Devices (1) 1,134,993 184,107
Analog Devices  347,691 79,364
Applied Materials  583,556 137,713
Broadcom  305,698 490,807
Enphase Energy (1) 94,707 9,443
First Solar (1) 75,792 17,088
Intel  2,987,691 92,529
KLA  94,846 78,202
Lam Research  91,945 97,908
Microchip Technology  377,712 34,561
Micron Technology  776,064 102,076
Monolithic Power Systems  33,932 27,881
NVIDIA  17,256,852 2,131,912
NXP Semiconductors  179,253 48,235
ON Semiconductor (1) 302,365 20,727
Qorvo (1) 67,466 7,829
QUALCOMM  783,025 155,963

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Skyworks Solutions  112,097 11,947
Teradyne  108,320 16,063
Texas Instruments  638,454 124,198
3,868,553
Software  10.8%
Adobe (1) 314,321 174,618
ANSYS (1) 61,114 19,648
Autodesk (1) 150,905 37,341
Cadence Design Systems (1) 190,952 58,766
Crowdstrike Holdings, Class A (1) 161,891 62,035
Fair Isaac (1) 17,516 26,075
Fortinet (1) 444,982 26,819
Gen Digital  397,853 9,938
Intuit  196,432 129,097
Microsoft  5,214,100 2,330,442
Oracle  1,118,620 157,949
Palo Alto Networks (1) 226,761 76,874
PTC (1) 83,991 15,259
Salesforce  679,941 174,813
ServiceNow (1) 143,917 113,215
Synopsys (1) 106,772 63,536
Tyler Technologies (1) 29,857 15,012
3,491,437
Technology Hardware, Storage & Peripherals  7.0%
Apple  10,112,101 2,129,811
Hewlett Packard Enterprise  919,274 19,461
HP  612,218 21,440
NetApp  144,855 18,657
Seagate Technology Holdings  135,691 14,013
Super Micro Computer (1) 35,528 29,110
Western Digital (1) 225,605 17,094
2,249,586
Total Information Technology 10,392,533
MATERIALS  2.2%
Chemicals  1.4%
Air Products & Chemicals  156,481 40,380
Albemarle  81,385 7,774
Celanese  70,214 9,471
CF Industries Holdings  132,502 9,821
Corteva  492,073 26,542
Dow  495,782 26,301
DuPont de Nemours  292,794 23,567

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eastman Chemical  82,165 8,050
Ecolab  178,676 42,525
FMC  88,475 5,092
International Flavors & Fragrances  180,909 17,224
Linde  337,265 147,995
LyondellBasell Industries, Class A  177,875 17,016
Mosaic  228,395 6,601
PPG Industries  166,394 20,947
Sherwin-Williams  163,543 48,806
458,112
Construction Materials  0.2%
Martin Marietta Materials  43,374 23,500
Vulcan Materials  93,277 23,196
46,696
Containers & Packaging  0.2%
Amcor  1,014,639 9,923
Avery Dennison  55,859 12,214
Ball  220,051 13,207
International Paper  239,906 10,352
Packaging Corp. of America  62,160 11,348
Westrock  177,698 8,931
65,975
Metals & Mining  0.4%
Freeport-McMoRan  1,008,350 49,006
Newmont  812,461 34,017
Nucor  167,945 26,549
Steel Dynamics  103,621 13,419
122,991
Total Materials 693,774
REAL ESTATE  2.1%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  111,735 13,070
Healthpeak Properties, REIT  498,481 9,770
Ventas, REIT  279,222 14,313
Welltower, REIT  419,677 43,751
80,904
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  489,191 8,796
8,796

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  650,027 73,005
73,005
Office Real Estate Investment Trusts  0.0%
Boston Properties, REIT  101,142 6,226
6,226
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 213,178 18,996
CoStar Group (1) 286,685 21,255
40,251
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  100,271 20,745
Camden Property Trust, REIT  74,012 8,076
Equity Residential, REIT  241,177 16,723
Essex Property Trust, REIT  44,626 12,147
Invitation Homes, REIT  399,193 14,327
Mid-America Apartment Communities, REIT  80,901 11,537
UDR, REIT  209,723 8,630
92,185
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  51,297 5,179
Kimco Realty, REIT  461,039 8,972
Realty Income, REIT  611,133 32,280
Regency Centers, REIT  115,528 7,186
Simon Property Group, REIT  227,815 34,582
88,199
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  327,216 63,604
Crown Castle, REIT  302,976 29,601
Digital Realty Trust, REIT  225,606 34,303
Equinix, REIT  65,966 49,910
Extra Space Storage, REIT  149,198 23,187
Iron Mountain, REIT  207,003 18,552
Public Storage, REIT  110,444 31,769
SBA Communications, REIT  74,899 14,703
VICI Properties, REIT  720,953 20,648
Weyerhaeuser, REIT  506,652 14,384
300,661
Total Real Estate 690,227

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  2.3%
Electric Utilities  1.5%
Alliant Energy  178,752 9,098
American Electric Power  370,743 32,529
Constellation Energy  221,010 44,262
Duke Energy  541,322 54,257
Edison International  271,663 19,508
Entergy  147,879 15,823
Evergy  161,714 8,566
Eversource Energy  244,072 13,841
Exelon  698,681 24,181
FirstEnergy  358,297 13,712
NextEra Energy  1,440,869 102,028
NRG Energy  145,679 11,343
PG&E  1,488,123 25,983
Pinnacle West Capital  79,224 6,051
PPL  511,422 14,141
Southern  766,855 59,485
Xcel Energy  389,138 20,784
475,592
Gas Utilities  0.0%
Atmos Energy  106,994 12,481
12,481
Independent Power & Renewable Electricity
Producers  0.1%
AES  498,767 8,763
Vistra  228,645 19,659
28,422
Multi-Utilities  0.6%
Ameren  182,419 12,972
CenterPoint Energy  437,887 13,566
CMS Energy  207,145 12,331
Consolidated Edison  243,719 21,793
Dominion Energy  584,279 28,630
DTE Energy  144,224 16,010
NiSource  314,634 9,065
Public Service Enterprise Group  351,615 25,914
Sempra  443,642 33,743
WEC Energy Group  220,874 17,330
191,354

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities  0.1%
American Water Works  136,284 17,602
17,602
Total Utilities 725,451
Total Common Stocks (Cost $9,595,666) 32,158,266
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 5.38% (3)(4) 24,687,402 24,687
24,687
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 5.313%, 8/6/24 (5) 7,770,000 7,729
7,729
Total Short-Term Investments (Cost $32,416) 32,416
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.38% (3)(4) 9,143,666 9,144
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust
Company 9,144
Total Securities Lending Collateral (Cost $9,144) 9,144
Total Investments in Securities
100.0% of Net Assets
(Cost $9,637,226) $ 32,199,826
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2024.
(3) Affiliated Companies
(4) Seven-day yield
(5) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Equity Index 500 Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 130 S&P 500 E-Mini Index contracts 9/24 35,890 $ (36)
Net payments (receipts) of variation margin to date (123)
Variation margin receivable (payable) on open futures contracts $ (159)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 169 $ 1,012 $ 389
T. Rowe Price Government Reserve Fund,
5.38% — — 2,098++
Totals $ 169# $ 1,012 $ 2,487+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Group  $ 17,190 $ 296 $ 332 $ 18,166
T. Rowe Price Government
Reserve Fund, 5.38% 218,349  ¤  ¤ 33,831
Total $ 51,997^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $2,487 o f dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $40,991.

T. ROWE PRICE Equity Index 500 Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,637,226) $ 32,199,826
Dividends receivable 16,498
Receivable for shares sold 14,012
Receivable for investment securities sold 1,166
Due from affiliates 120
Other assets 246
Total assets 32,231,868
Liabilities
Obligation to return securities lending collateral 9,144
Payable for shares redeemed 6,309
Investment management fees payable 1,311
Variation margin payable on futures contracts 159
Payable to directors 25
Other liabilities 735
Total liabilities 17,683
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 32,214,185

T. ROWE PRICE Equity Index 500 Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 22,633,125
Paid-in capital applicable to 224,343,742 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 9,581,060
NET ASSETS $ 32,214,185
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,995,093; Shares outstanding: 55,673,372) $ 143.61
I Class
(Net assets: $9,625,202; Shares outstanding: 67,023,851) $ 143.61
Z Class
(Net assets: $14,593,890; Shares outstanding:
101,646,519) $ 143.57

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $31) $ 210,111
    Interest 226
Securities lending 102
Other 30
Total income 210,469
Expenses
Investment management 7,542
Shareholder servicing
Investor Class $ 4,821
I Class 1,085 5,906
Prospectus and shareholder reports
Investor Class 33
I Class 3
Z Class 2 38
Custody and accounting 331
Registration 68
Directors 50
Legal and audit 16
Miscellaneous 1
Waived / paid by Price Associates (4,909)
Total expenses 9,043
Net investment income 201,426

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 281,272
Futures 13,602
Net realized gain 294,874
Change in net unrealized gain / loss
Securities 3,796,425
Futures (1,876)
Change in net unrealized gain / loss 3,794,549
Net realized and unrealized gain / loss 4,089,423
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,290,849

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 201,426 $ 407,362
Net realized gain 294,874 502,371
Change in net unrealized gain / loss 3,794,549 5,109,051
Increase in net assets from operations 4,290,849 6,018,784
Distributions to shareholders
Net earnings
Investor Class (46,436) (93,863)
I Class (60,537) (111,081)
Z Class (96,647) (202,479)
Decrease in net assets from distributions (203,620) (407,423)
Capital share transactions
*
Shares sold
Investor Class 675,872 1,203,054
I Class 909,279 929,324
Z Class 1,212,291 1,659,719
Distributions reinvested
Investor Class 44,237 89,367
I Class 56,381 103,409
Z Class 96,647 202,479
Shares redeemed
Investor Class (973,542) (1,163,721)
I Class (497,778) (583,631)
Z Class (1,852,935) (2,602,069)
Decrease in net assets from capital share
transactions (329,548) (162,069)

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 3,757,681 5,449,292
Beginning of period 28,456,504 23,007,212
End of period $ 32,214,185 $ 28,456,504
*Share information (000s)
Shares sold
Investor Class 5,031 10,630
I Class 6,740 8,167
Z Class 9,168 14,918
Distributions reinvested
Investor Class 315 781
I Class 401 904
Z Class 688 1,774
Shares redeemed
Investor Class (7,227) (10,364)
I Class (3,671) (5,162)
Z Class (14,037) (22,687)
Decrease in shares outstanding (2,592) (1,039)

T. ROWE PRICE Equity Index 500 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the
Equity Index 500 Fund (Investor Class), the Equity Index 500 Fund–I Class
(I Class) and the Equity Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Equity Index 500 Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $188,537,000 of net gain on
$246,201,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Equity Index 500 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Equity Index 500 Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Equity Index 500 Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 32,158,266 $ — $ — $ 32,158,266
Short-Term Investments 24,687 7,729 — 32,416
Securities Lending Collateral 9,144 — — 9,144
Total $ 32,192,097 $ 7,729 $ — $ 32,199,826
Liabilities
Futures Contracts* $ 36 $ — $ — $ 36
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 36
Total $ 36
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $1,571,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 13,602
Total $ 13,602
Change in Unrealized
Gain (Loss)
Equity derivatives $ (1,876)
Total $ (1,876)

T. ROWE PRICE Equity Index 500 Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Equity Index 500 Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $8,864,000; the value of cash collateral and related investments was $9,144,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $553,741,000 and
$556,253,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,864,291,000. Net unrealized gain aggregated $22,335,499,000 at period-end, of which $23,053,789,000 related to appreciated investments and $718,290,000 related to depreciated investments.

T. ROWE PRICE Equity Index 500 Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense

T. ROWE PRICE Equity Index 500 Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $5,475,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Equity Index 500 Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2024, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $2,801,000 for T. Rowe Price Services, Inc.; and $949,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $418,000 for shareholder servicing costs related to the college savings plans, of which $204,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $— $(1,232) $(3,677)

T. ROWE PRICE Equity Index 500 Fund

presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 22% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price
Group, Inc. Additionally, the fund may invest its cash reserves in certain open-
end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are
offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting

T. ROWE PRICE Equity Index 500 Fund

market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Equity Index 500 Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Equity Index 500 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE Equity Index 500 Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
However, the fund is also subject to contractual expense limitations that require the
Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets.
The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the

T. ROWE PRICE Equity Index 500 Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE Equity Index 500 Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Index 500 Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024